Leases Payable and Related Obligations	12 Months Ended
Jun. 30, 2026
Leases Payable and Related Obligations [Abstract]
Leases payable and related obligations

15. Leases payable and related obligations

	Operating leases - IFRS 16	Sugarcane field restoration	Total
At June 30, 2024	286,605	75,455	362,060
New contracts	28,109	-	28,109
Business combination (Note 2.3)	44,565	-	44,565
Remeasurement	35,800	-	35,800
Payment	(78,762)	-	(78,762)
Write-offs	(1,980)	-	(1,980)
Interest	49,742	(2,210)	47,532
Update	(11,444)	-	(11,444)
Exchange variation	(96)	-	(96)
At June 30, 2025	352,539	73,245	425,784
New contracts	23,837	-	23,837
Remeasurement	(14,786)	-	(14,786)
Payment	(88,418)	-	(88,418)
Write-offs	(529)	-	(529)
Interest	59,888	(295)	59,593
Update	2,540	-	2,540
Exchange variation	(456)	-	(456)
At June 30, 2026	334,615	72,950	407,565
Current	83,613	-	83,613
Non-current	251,002	72,950	323,952

Currently, the Company’s main contracts subject to IFRS 16 are related to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

The Company has an agricultural partnership agreement for the planting of sugarcane (Partnership IV) covering 15,000 arable hectares, which establishes an obligation of recovering land used for sugarcane cultivation upon conclusion of the agreement. The term of the agreement is 15 years, with conclusion estimated for 2032, and may be extended for the same period.

Write-offs will occur upon effective payment of the lease as well as periodic adjustments by variation in the soybean or sugarcane price. The impacts from adjustment to present value are recognized under Financial Income.

On June 30, 2026, the Company and its subsidiaries had the following leases from third parties and of buildings:

Description	Location	Currency	Lease liabilities
Avarandado Farm (Partnership II)	Ribeiro Gonçalves - PI	R$	55,051
ETH Farm (Partnership III)	Alto Taquari - MT	R$	7,277
Agro-Serra Farm (Partnership IV)	São Raimundo de Mangabeira - MA	R$	72,950
Xingu Farm (Partnership V)	Xingu Region - MT	R$	42,314
Regalito Farm (Partnership V)	Xingu Region - MT	R$	39,188
Serra Grande II Farm (Partnership VII)	Baixa Grande do Ribeiro - PI	R$	26,198
Unagro Farm (Partnership VII)	Santa Cruz - Bolivia	R$	7,397
São Domingos Farm (Partnership IX)	Comodoro - MT	R$	47,925
Alto da Serra Farm (Partnership X)	Brotas - SP	R$	32,992
Zanoni Farm (Partnership X)	Novo São Joaquim - MT	R$	53,520
Vehicle leases	n/a	R$	4,104
Services with identified assets	n/a	R$	13,018
Land - Other	n/a	R$	5,103
Lease of vehicles and office in Paraguay	Assunção - Paraguay	R$	528
		R$	407,565

These lease liabilities, consistent with IFRS 16, were discounted at rates that ranges from 7.04% a 21.69%.

The settlement schedule for leases is shown below:

1 year	83,613
2 years	55,902
3 years	43,310
4 years	34,861
5 years	30,420
Above 5 years	159,459
407,565

The Company also has land lease agreements with its subsidiaries (intercompany leases) for an average term of 14 years (Note 30).

The short-term leases with terms of less than 12 months with no call option, as well as lease agreements for low-value assets, were not recognized as lease liabilities, as they fall within the exceptions provided for in IFRS 16. These contracts were recognized directly in the statement of operations for the year, on an accrual basis throughout their term, under “Cost of sales” and “General and administrative expenses”, according to the amounts of “Lease and rentals in general” (Note 23).